HIGHLIGHTS OF THE FIRST QUARTER OF 2022 (Details) R$ in Thousands	1 Months Ended			3 Months Ended
	Mar. 31, 2022 BRL (R$)	Feb. 28, 2022 BRL (R$) item MW installment	Jan. 31, 2022 BRL (R$)	Mar. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Assets and liabilities classified as held for sales [line Items]
Reimbursement of Fixed Assets in Progress			R$ 121,033	R$ 121,033
Amount of reimbursement under Leniency Agreement		R$ 139,612
Number Of Installments | installment		16
Number of Supply | item		72
Number of supply of wind turbines | MW		4.2
Repairs and maintenance expense		R$ 2,100,000
Equity interest sold (in percent)	78.00%
Proceeds from sales of investments accounted for using equity method	R$ 3,709
Liabilities included in disposal groups classified as held for sale	169,383			169,383	R$ 168,381
SPE Livramento Holding Classified as Held for Sale [Member]
Assets and liabilities classified as held for sales [line Items]
Liabilities included in disposal groups classified as held for sale	R$ 73,801			R$ 73,801